Net (Losses)/Gains on Sales of Loans	12 Months Ended
Dec. 31, 2020
Netlossesgains On Sales Of Loans [Abstract]
NET (LOSSES)/GAINS ON SALES OF LOANS
21.	NET (LOSSES)/GAINS ON SALES OF LOANS

As mentioned in Note 5(c), the Group transferred the delinquent loans to third parties. Net (losses)/gains on sale of loans which summarizes the received from sales of loans are net losses of RMB16,697,259, net gains of RMB75,959,140 and RMB149,631,456 for the years ended December 31, 2018, 2019 and 2020, respectively.